Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of inventories [Abstract]
Finished goods	$ 35,776	$ 33,069
Impairment loss	(2,765)	(194)
Total Inventory, net	$ 33,011	$ 32,875